Jun. 18, 2024
First Trust Alerian Disruptive Technology Real Estate ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes	13.52%	3.39%	3.96%	2.39%	8/27/2007
Return After Taxes on Distributions	12.39%	2.27%	2.72%	1.11%
Return After Taxes on Distributions and Sale of Shares	7.96%	2.14%	2.53%	1.24%
Alerian Disruptive Technology Real Estate Index(1),(2) (reflects no deduction for fees, expenses or taxes)	13.46%	N/A	N/A	N/A
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)	10.85%	3.79%	4.52%	3.09%
S&P Global REIT Index (reflects no deduction for fees, expenses or taxes)	10.23%	4.16%	4.72%	2.97%
MSCI World REIT Index (reflects no deduction for fees, expenses or taxes)	10.10%	5.79%	6.03%	3.31%
MSCI World Real Estate Index(2) (reflects no deduction for fees, expenses or taxes)	9.91%	4.35%	N/A	N/A
MSCI World Index (reflects no deduction for fees, expenses or taxes)	23.79%	12.80%	8.60%	6.52%

(1)	On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.